Flight equipment held for operating leases, net	12 Months Ended
Dec. 31, 2022
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
	2022	2021
Net book value at beginning of period	$57,825,056	$35,156,450
GECAS Transaction	—	23,108,835
Additions	4,587,387	2,368,677
Depreciation	(2,359,868)	(1,712,991)
Disposals and transfers to held for sale	(1,540,728)	(955,028)
Transfers from/to investment in finance leases, net/inventory	(34,321)	(12,478)
Write-offs and impairment (Note 5 and 25)	(3,256,717)	(128,409)
Net book value at end of period	$55,220,809	$57,825,056

Accumulated depreciation and impairment as of December 31, 2022 and 2021, respectively:	$(12,448,619)	$(11,201,741)